SHARE BASED COMPENSATION: (Details Narrative) - USD ($) $ in Thousands	1 Months Ended				6 Months Ended
	Apr. 30, 2026	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Jun. 30, 2026
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation expense					$ 3
Recognized average remaining vesting period					3 months 21 days
Weighted average remaining vesting period					4 years 9 months 29 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock units granted	40,000			336,341
Restricted stock units vested period				4 years
Restricted stock units vested percentage				25.00%
Restricted stock unit description	The restricted stock units will vest over 4 year from the date of the grant – 25% after one year from the date of the grant and the remaining 75% will vest over the remaining 3 years, 2.1% each month
Unvested unrecognized compensation cost					$ 25,175
Weighted average remaining vesting period					3 years 1 month 28 days
Restricted Stock Units (RSUs) [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock units granted		48,077		672,682
Restricted stock units vested period		1 year		4 years
Restricted stock units vested percentage				25.00%
Restricted Stock Units (RSUs) [Member] | Two Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock units granted			2,000
Restricted stock unit description			The restricted stock units will vest over 6 months from the date of the grant – 20% at the grant date and the remaining 80% will vest over the remaining 5 months, 16% each month
Restricted Stock Units (RSUs) [Member] | Four Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock units granted		169,231
Restricted stock units vested period		1 year